Segments and Geographical Information - Geographical Segment Report (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	[1]	$ 9,407	$ 9,256	[2]	$ 9,498	[2]
Property, plant and equipment, net		2,436	2,295		2,352
China [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	3,430	3,640		3,882
Property, plant and equipment, net		287	281		251
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	349	304		285
Property, plant and equipment, net		214	198		183
United States [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	919	922		906
Property, plant and equipment, net		782	770		922
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	1,220	1,082		984
Property, plant and equipment, net		298	211		166
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	531	570		623
Property, plant and equipment, net		55	57		52
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	735	750		550
Property, plant and equipment, net		0	0		1
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	357	356		369
Property, plant and equipment, net		0	0		0
Malaysia [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	112	103		231
Property, plant and equipment, net		373	369		378
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	1,754	1,529		1,668
Property, plant and equipment, net		$ 427	$ 409		$ 399

[1]	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.